Employee Retirement Plan (Detail)	7 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Minimum Annual Contributions Per Employee, Percent		1.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		86.00%
Employer matching contribution, percent	4.00%